Cover Page	May 28, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 28, 2021
Entity Registrant Name	Dynamics Special Purpose Corp.
Entity Central Index Key	0001854270
Entity File Number	001-40440
Entity Tax Identification Number	86-2437900
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2875 El Camino Real
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94061
City Area Code	408
Local Phone Number	212-0200
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DYNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	Dynamics Special Purpose Corp. (the “Company”) is filing this Form 8-K/A (this “Amendment”) to amend its audited Balance Sheet included in Form 8-K, originally filed with the Securities and Exchange Commission (the “SEC”) on June 4, 2021 (the “Original Form 8-K”) on account of the restatement of the Company’s financial statement and related footnote disclosures as of May 28, 2021.